RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES

8.      RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES

The following table presents the Group's right-of-use assets and operating lease liabilities as of the respective balance sheet dates:

	December 31
	2019	2020
	RMB’000	RMB’000	US$’000
Right-of-use assets	131,408	5,869	899

Operating lease liabilities - current	41,882	2,427	372
Operating lease liabilities - non-current	122,360	3,470	532
Total operating lease liabilities	164,242	5,897	904

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2020:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	2.38

Weighted average discount rate	6.17%

During year ended December 31, 2020, cash payment for operating leases was RMB 4,307,000 (US$ 660,000).

During year ended December 31, 2018, 2019 and 2020, the Group incurred total operating lease expenses of RMB16,997,000, RMB 45,384,000 and RMB 4,307,000  (US$ 660,000), respectively.

The following is a schedule, by fiscal years, of maturities of lease liabilities as of December 31, 2020:

2021	2,721
2022	2,708
2023	917
Total lease payments	6,346
Less: imputed interest	(449)
Present value of lease liabilities	5,897